Revenues - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 1,076,826	$ 909,270
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	344,772	322,000
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	697,273	545,470
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 34,781	$ 41,800